OPERATING SEGMENTS - Schedule of Operating Results and Consolidated Profit Before Tax (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 9,828	€ 8,977
Comparable operating profit	1,296	1,165
Items impacting comparability	(154)	5
Operating profit	1,142	1,170
Total finance costs, net	(87)	(63)
Non-operating items	(10)	(6)
Profit before taxes	1,045	1,101
Cost of restructuring	95	51
Integration costs related to the Acquisition	11
Impairment loss (reversal of impairment loss) recognised in profit or loss	12
Accelerated amortization expense	28
Other income		53
Royalty income		18
Proceeds from the sale of sub-strata and associated mineral rights		35
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,279	7,105
Comparable operating profit	979	924
Depreciation and amortisation expense	290	272
APS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,549	1,872
Comparable operating profit	317	241
Depreciation and amortisation expense	€ 123	€ 101